Stock-based Compensation - Schedule of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Number of Restricted Stock Units
Beginning balance (in shares)	2,622	0
Granted (in shares)	672	2,624
Vested (in shares)	0	0
Forfeited (in shares)	(243)	(2)
Ending balance (in shares)	3,051	2,622
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 5.91	$ 0
Granted (in dollars per share)	8.75	5.91
Vested (in dollars per share)	0	0
Forfeited (in dollars per share)	5.97	5.91
Ending balance (in dollars per share)	$ 6.53	$ 5.91